Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION

20. SEGMENT INFORMATION

The Group has one segment. Its CODM is the Board of Directors, who makes operating decisions, assesses performance and allocates resources on a consolidated basis.

Net revenues by geographic area are based upon the location of the customers. Total net revenues by geographic area are presented as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
PRC	1,706,086	2,737,596	4,275,398	619,874
Southeast Asia	124,991	114,681	194,477	28,197
India	—	—	81,787	11,858
	1,831,077	2,852,277	4,551,662	659,929

Long-lived assets by geographic area are presented as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
PRC	8,829,539	10,625,591	1,540,566
Southeast Asia	911,623	3,189,683	462,461
India	626,798	791,814	114,802
	10,367,960	14,607,088	2,117,829